Investment Objectives and Goals	Sep. 15, 2026
Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]
Objective, Primary [Text Block]	The Fund’s new investment objective will be to seek investment results that correspond, before fees and expenses, to the price and yield performance of the New Underlying Index.